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                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXHANGE ACT OF 1934 AND RULES
THEREUNDER

    Report for the Calendar Year or Quarter Ended ____June 30___, 19 99 .

               (Please read instructions before preparing form.)

If amended report check here:  ____

__Daniel R. Efroymson______________________________________________________
Name of Institutional Investment Manager

__445 North Pennsylvania Street, Suite 500, Indianapolis,   Indiana      46204_
Business Address     (Street)                 (City)        (State)      (Zip)

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of _____Indianapolis ____ , and the State of ____Indiana_________ on the ____6th______ day of ____August_______, 19_99_.

                                        _____Daniel R. Efroymson______________
                                    (Name of Institutional Investment Manager)

                                          ____________________________________
                                   (Manual Signature of Person Duly Authorized
                                                        to Submit This Report)
Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:

1.                                        6.
2.                                        7.
3.                                        8.
4.                                        9.
5.                                        10.

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Item 1:      Item 2:         Item 3:    Item 4:  Item 5:    Item 6:                         Item 7:     Item 8:
Name of      Title of        CUSIP      Fair     Shares     Investment Discretion           Managers    Voting    Autho.  Shares
Issuer       Class           Number     Market   of         (a)Sole  (b)Shared-  (c)Shared- See Instr.  (a)Sole (b)Shared (c)None
                                        Value    Principal            As Defined   Other      V
                                                 Amount               In Instr. V

Adaptec Inc. Common Stock  00651F-10-8   706     20,000                               X                           20,000
American Financial
Group        Common Stock  025932-10-4  1,155    33,902                               X                           33,902
Arnold
Industries   Common Stock  042595-10-8  9,263   600,000                               X                           600,000
Ameritech    Common Stock  030954-10-1  1,176    16,000                               X                           16,000
Atlantic
Richfield    Common Stock  048825-10-3  2,674    32,000                               X                           32,000
Ameriana
Bancorp      Common Stock  023613-10-2   27       1,650                               X                           1,650
Boise Cascade
Corp         Common Stock  097383-10-3   286      6,666                               X                           6,666
Bell
Atlantic     Common Stock  077853-10-9   523      8,000                               X                           8,000
Browning Ferris
Industries   Common Stock  115885-10-5   688     16,000                               X                           16,000
Bell South   Common Stock  079860-10-2  1,107    24,000                               X                           24,000
BristolMyers Common Stock  110122-10-8  1,127    16,000                               X                           16,000
Berkshire
 Hathaway    Common Stock  084670-10-8   482        7                                 X                            7
Biomet, Inc. Common Stock  090613-10-0   239      6,000                               X                           6,000
Conagra Inc. Common Stock  205887-10-2   533     20,000                               X                           20,000
Chubb Corp   Common Stock  171232-10-1  3,753    54,000                               X                           54,000
Cendant Corp Common Stock  151313-10-3   205     10,000                               X                           10,000
CISCO Systems
Inc.         Common Stock  17275R-10-2   129      2,000                               X                            2,000
Consolidated
 Products    Common Stock  209798-10-7  1,041    57,826                               X                           57,826
DII Group,
 Inc.        Common Stock  232949-10-7   971     26,030                               X                           26,030
Dun & Bradstreet
 Corp.       Common Stock  26483B-10-6   312      8,800                               X                           8,800
Dover Corp   Common Stock  260003-10-8    21        600                               X                           600
Duke Realty
 Investment  Common Stock  264411-40-6    46      2,040                               X                           2,040
EMC Corp.    Common Stock  268648-10-2    110     2,000                               X                           2,000
First Alliance
 Corp        Common Stock  317936-10-2    59     17,250                               X                           17,250
First Indiana
 Bank        Common Stock  32054R-10-8   601     28,123                               X                           28,123
Guilford
 Mills       Common Stock  401794-10-2   204     19,687                               X                           19,687
GTE Corp.    Common Stock  362320-10-3   596      7,900                               X                           7,900
Hanson PLC   Common Stock  411352-40-4   161      3,634                               X                           3,634
Huntington
Bancshares   Common Stock  446150-10-4   101      2,898                               X                           2,898
HSB Group,
 Inc.        Common Stock  40428N-10-9  11,491  279,000                               X                           279,000
Hewlett
 Packard     Common Stock  428236-10-3  1,638    16,300                               X                           16,300
Impath, Inc. Common Stock  45255G-10-1     27     1,000                               X                           1,000
Johnson &
 Johnson     Common Stock  478160-10-4  9,408    96,000                               X                           96,000
Kerr McGee
 Corp        Common Stock  492386-10-7   903     18,000                               X                           18,000
Kroger       Common Stock  501044-10-1  12,069  432,000                               X                           432,000
Lilly
 Industries  Common Stock  532491-10-7    48      2,608                               X                           2,608
LiquiBox CorpCommon Stock  536314-10-7   242      4,500                               X                           4,500
Eli Lilly
 & Co.       Common Stock  532457-10-8  1,146    16,000                               X                           16,000
Leucadia Nat'l.
 Corp.       Common Stock   527288-10-4    19        750                               X                           750
Millenium
 Chemicals   Common Stock   599903-10-1    49      2,076                               X                           2,076
Marshall
 Industries  Common Stock   572393-10-6  1,294    36,000                               X                           36,000
Herman
 Miller Inc. Common Stock   600544-10-0  3,024   144,000                               X                           144,000
MOCON, Inc.  Common Stock   607494-10-1    78     13,219                               X                           13,219
Motorola Inc.Common Stock   620076-10-9   663      7,000                               X                           7,000
Merck & Co.  Common Stock   589331-10-7  1,325    18,000                               X                           18,000
Microsoft
 Corp.       Common Stock   594918-10-4  2,706    30,000                               X                           30,000
MascoTech    Common Stock   574670-10-5  1,626    96,000                               X                           96,000
Manitowoc Co Common Stock   563571-10-8  7,867   189,000                               X                           189,000
Mylan
 LaboratoriesCommon Stock   628530-10-7   636     24,000                               X                           24,000
Milacron Inc Common Stock   598709-10-3   666     36,000                               X                           36,000
Newmont
 Mining      Common Stock   651639-10-6  1,091    54,916                               X                           54,916
Network
 Assocs Inc  Common Stock   640938-10-6   147     10,000                               X                           10,000
Nielsen Media
 Research    Common Stock   653929-30-7    86      2,933                               X                           2,933
Norfolk
 Southern    Common Stock   655844-10-8  1,627    54,000                               X                           54,000
Nucor Corp.  Common Stock   670346-10-5  13,662  288,000                               X                           288,000
NW Natural
 Gas         Common Stock   667655-10-4   565     23,400                               X                           23,400
Ohio Casualty
 Corp.       Common Stock   677240-10-3   578     16,000                               X                           16,000
Ocwen
 Financial   Common Stock   675746-10-1   373     42,000                               X                           42,000
Bank One
 Corp        Common Stock   06423A-10-3 13,401   224,998                               X                           224,998
Occidental
 Petroleum   Common Stock   674599-10-5   202      9,570                               X                           9,570
Penn Virginia
 Corp.       Common Stock   707882-10-6  1,580    80,000                               X                           80,000
R.H.
 Donnelley   Common Stock   74955W-30-7    34      1,760                               X                           1,760
Radian Group Common Stock   750236-10-1    793    16,250                               X                          16,250
Reynolds Metals
 Corp.       Common Stock   761763-10-1   492      8,344                               X                           8,344
Reliastar
 Corp.       Common Stock   75952U-10-3  1,841    42,078                               X                           42,078
Russell Corp Common Stock   782352-10-8  3,494   179,200                               X                           179,200
IMS Health   Common Stock   449934-10-8   550     17,600                               X                           17,600
Sigma Aldrich
 Corp.       Common Stock   826552-10-1   344     10,000                               X                           10,000
Sonoco Corp  Common Stock   835495-10-2    83      2,772                               X                           2,772
SUN
 Microsystem Common Stock   866810-10-4   138      2,000                               X                           2,000
Sysco Corp   Common Stock   871829-10-7   134      4,500                               X                           4,500
Temple
 Inland      Common Stock   879868-10-7  2,745    40,000                               X                           40,000
TRW, Inc.    Common Stock   872649-10-8  1,756    32,000                               X                           32,000
Time Warner
 Inc.        Common Stock   887315-10-9 20,916   288,000                               X                           288,000
TXU          Common Stock   882848-10-4   214      5,160                               X                           5,160
Union Pacific
 Corporation Common Stock   907818-10-8  2,005    34,380                               X                           34,380
Union Pacific
 Resources   Common Stock   907834-10-5   475     29,118                               X                           29,118
US
 Industries  Common Stock   912080-10-8    37      2,179                               X                           2,179
Vishay Intertech
 Inc.        Common Stock   928298-10-8  1,047    49,858                               X                           49,858
MCI Worldcom
 Inc.        Common Stock   55268B-10-6  1,584    18,409                               X                           18,409
Wal-Mart     Common Stock   931142-10-3    145     3,000                               X                            3,000
Wind River
 Systems     Common Stock   973149-10-7     72     4,500                               X                           4,500
Wabash National
 Corp        Common Stock   527288-10-4    237    12,250                               X                           12,250

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